Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment
Buildings and improvements	SFr 1,413	SFr 1,595
Land	294	347
Leasehold improvements	1,712	1,752
Software	6,190	5,715
Equipment	1,162	1,136
Premises and equipment	10,771	10,545
Accumulated depreciation	(6,359)	(6,015)
Total premises and equipment, net	4,412	4,530
Right-of-use assets [Abstract]
Operating leases	2,240
Right-of-use assets	2,240
Premises, equipment and right-of-use assets	SFr 6,652	SFr 4,530